Variable Interest Entity (Details)		1 Months Ended	12 Months Ended
	Jan. 13, 2022	Dec. 30, 2021	Dec. 31, 2022 USD ($) $ / shares	Jan. 02, 2022 USD ($)	Jan. 02, 2022 HKD ($)
Variable Interest Entity (Details) [Line Items]
Common stock voting rights		each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes
Share of economic (in Dollars per share) | $ / shares			$ 0.001
Equity investment (in Dollars) | $			$ 0
Services fees				$ 3,205	$ 25,000
Line of credit facility description	On January 13, 2022, the Group entered a line of credit facility with Libra Sciences Limited to provide up to a total $1 million line of credit for its daily operation. The line of credit is originally matured on January 12, 2023, and is extended for additional 3 years.
Principal indebtedness	10.00%
Libra [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage			97.27%
Voting percentage			31.51%
Mios [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage			97.93%
Voting percentage			36.17%
Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage			97.93%
Voting percentage			35.06%
Series of Individually Immaterial Business Acquisitions [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage			31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage		48.33%
Series of Individually Immaterial Business Acquisitions [Member] | Mios [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage		48.39%
Series of Individually Immaterial Business Acquisitions [Member] | Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage		48.36%